Form N-1A Supplement	Apr. 30, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares Trust
Supplement dated August 31, 2026
to the currently effective
Summary Prospectus and Prospectus for the
iShares Morningstar U.S. Equity ETF (ILCB)
(the “Fund”)
As announced on August 6, 2026, the Board of Trustees approved the following changes for the Fund that are expected to take effect on or around October 5, 2026:
1.	The Fund’s ticker, name, and Underlying Index will be changed to the following, and all references to each shall be updated with the following:

New Ticker	New Fund Name	New Underlying Index Name

MLRG	iShares MSCI USA ETF	MSCI USA Index
2.	The first and second paragraphs of the Principal Investment Strategies section in the Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI USA Index (the “Underlying Index”), which measures the performance of the large- and mid‑capitalization segments of the U.S. equities market, as determined by MSCI Inc. (“MSCI” or the “Index Provider”). The Underlying Index represents approximately 85% of the free float-adjusted market capitalization in the U.S. The Underlying Index is free float-adjusted market capitalization weighted.
As of June 30, 2026, a significant portion of the Underlying Index is represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.
3.	The last paragraph of the Principal Investment Strategies section in the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar U.S. Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares Trust
Supplement dated August 31, 2026
to the currently effective
Summary Prospectus and Prospectus for the
iShares Morningstar U.S. Equity ETF (ILCB)
(the “Fund”)
As announced on August 6, 2026, the Board of Trustees approved the following changes for the Fund that are expected to take effect on or around October 5, 2026:
1.	The Fund’s ticker, name, and Underlying Index will be changed to the following, and all references to each shall be updated with the following:

New Ticker	New Fund Name	New Underlying Index Name

MLRG	iShares MSCI USA ETF	MSCI USA Index
2.	The first and second paragraphs of the Principal Investment Strategies section in the Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI USA Index (the “Underlying Index”), which measures the performance of the large- and mid‑capitalization segments of the U.S. equities market, as determined by MSCI Inc. (“MSCI” or the “Index Provider”). The Underlying Index represents approximately 85% of the free float-adjusted market capitalization in the U.S. The Underlying Index is free float-adjusted market capitalization weighted.
As of June 30, 2026, a significant portion of the Underlying Index is represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.
3.	The last paragraph of the Principal Investment Strategies section in the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.